SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17—SUBSEQUENT EVENTS

$40 million shares repurchase

The Company purchased 772,138 shares at the cost of $1,512,453 million in 2016 under the share repurchase program approved by the Company’s Board of Directors on November 12, 2014.